Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
Contractual maturities of borrowings with the FHLB	$ 56,813	$ 46,092
Advance Date 06/05/06
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/06/16
Current Rate	5.63%
Contractual maturities of borrowings with the FHLB		1,000
Advance Date 04/25/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/25/17
Current Rate	1.03%
Contractual maturities of borrowings with the FHLB	$ 128	433
Advance Date 08/16/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/16/17
Current Rate	1.00%
Contractual maturities of borrowings with the FHLB	$ 306	711
Advance Date 09/05/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/05/19
Current Rate	1.13%
Contractual maturities of borrowings with the FHLB	$ 829	1,115
Advance Date 11/06/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/6/17
Current Rate	0.86%
Contractual maturities of borrowings with the FHLB	$ 407	810
Advance Date 11/27/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/27/17
Current Rate	1.12%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 12/19/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/19/19
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 902	1,187
Advance Date 12/27/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/27/16
Current Rate	0.97%
Contractual maturities of borrowings with the FHLB		1,000
Advance Date 12/27/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/27/17
Current Rate	0.89%
Contractual maturities of borrowings with the FHLB	$ 220	422
Advance Date 01/04/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/04/19
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/15/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/16/18
Current Rate	1.18%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/23/17
Current Rate	0.96%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/22/18
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/22/19
Current Rate	1.44%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 02/12/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/12/16
Current Rate	0.79%
Contractual maturities of borrowings with the FHLB		1,500
Advance Date 02/20/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/21/20
Current Rate	1.28%
Contractual maturities of borrowings with the FHLB	$ 475	618
Advance Date 02/20/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/21/23
Current Rate	1.77%
Contractual maturities of borrowings with the FHLB	$ 646	742
Advance Date 07/02/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/02/18
Current Rate	1.35%
Contractual maturities of borrowings with the FHLB	$ 682	1,083
Advance Date 07/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/23/18
Current Rate	1.27%
Contractual maturities of borrowings with the FHLB	$ 681	1,083
Advance Date 09/19/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/19/18
Current Rate	1.37%
Contractual maturities of borrowings with the FHLB	$ 375	575
Advance Date 09/19/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/16/16
Current Rate	1.14%
Contractual maturities of borrowings with the FHLB		2,000
Advance Date 01/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/22/18
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/22/19
Current Rate	1.45%
Contractual maturities of borrowings with the FHLB	$ 442	642
Advance Date 03/20/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/20/19
Current Rate	1.50%
Contractual maturities of borrowings with the FHLB	$ 714	1,012
Advance Date 03/24/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/24/17
Current Rate	1.32%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 07/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/21/21
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 682	820
Advance Date 07/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/22/19
Current Rate	2.08%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 07/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	07/23/18
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 08/06/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/6/18
Current Rate	1.80%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 08/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/22/16
Current Rate	0.92%
Contractual maturities of borrowings with the FHLB		1,000
Advance Date 08/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/21/19
Current Rate	2.12%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 10/02/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/4/21
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 1,434	1,709
Advance Date 10/15/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/15/21
Current Rate	1.69%
Contractual maturities of borrowings with the FHLB	$ 715	853
Advance Date 11/28/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/21
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 1,455	1,730
Advance Date 12/31/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/31/19
Current Rate	1.63%
Contractual maturities of borrowings with the FHLB	$ 626	823
Advance Date 12/31/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/02/18
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/14/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/14/20
Current Rate	1.73%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 01/21/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/21/20
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 01/21/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/21/21
Current Rate	1.97%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 04/13/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	04/13/20
Current Rate	1.74%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 05/20/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/20/20
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 708	903
Advance Date 05/20/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	05/20/22
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 796	933
Advance Date 06/25/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/25/20
Current Rate	1.65%
Contractual maturities of borrowings with the FHLB	$ 725	920
Advance Date 06/25/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/26/17
Current Rate	1.14%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 10/29/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/20
Current Rate	1.51%
Contractual maturities of borrowings with the FHLB	$ 1,579	1,968
Advance Date 10/29/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/20
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/27/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/27/21
Current Rate	1.92%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 01/27/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/27/23
Current Rate	1.87%
Contractual maturities of borrowings with the FHLB	$ 888
Advance Date 02/12/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/13/23
Current Rate	1.66%
Contractual maturities of borrowings with the FHLB	$ 898
Advance Date 02/12/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	02/13/23
Current Rate	2.04%
Contractual maturities of borrowings with the FHLB	$ 500
Advance Date 08/24/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/24/17
Current Rate	1.01%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 08/24/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	08/24/18
Current Rate	1.22%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 09/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/21/17
Current Rate	0.83%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 09/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	09/21/17
Current Rate	1.06%
Contractual maturities of borrowings with the FHLB	$ 2,000
Advance Date 09/30/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	03/30/17
Current Rate	0.79%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 10/28/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/28/20
Current Rate	1.57%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 11/04/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/04/21
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 2,000
Advance Date 11/17/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/21
Current Rate	2.13%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 11/17/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/21
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 11/17/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/23
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 11/28/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/19
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 1,500
Advance Date 12/08/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/08/17
Current Rate	1.22%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 12/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	06/21/17
Current Rate	0.95%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 12/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/23/19
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 1,000
Advance Date 12/30/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	01/03/17
Current Rate	0.74%
Contractual maturities of borrowings with the FHLB	$ 3,000